Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 5,340,678,913	$ 832,634,711	$ 89,022,006	$ 205,099,282	$ 170,698	$ 6,467,605,610